INCOME AND MINING TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Unrecognized Tax Benefits
Total amount of gross unrecognized tax benefits at beginning of year	$ 245	$ 237	$ 326
Additions for tax positions of prior years		36
Reductions for tax positions of prior years	(1)		(33)
Additions for tax positions of current year	0	0	4
Reductions due to settlements with taxing authorities	(53)	(26)	(58)
Reductions due to lapse of statute of limitations	(1)	(2)	(2)
Total amount of gross unrecognized tax benefits at end of year	$ 190	$ 245	$ 237